Tenant Concentration and Segment Information (Details)	9 Months Ended
Sep. 30, 2012 item
Tenant Concentration and Segment Information
Number of business segments	1
Minimum percentage of rentable square footage of property leased to single tenant	90.00%
Number of tenants under single tenant leased property	1